Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of Changes in Financial Liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Lease liabilities – Short term	1,210	1,261
Repayable BPI loan advances - Short term	804	689
PGE Loans*	1,571	2,543
EIB Loan – Short term	725	430
Royalty Financing - Short term	—	—
Total current financial liabilities	4,309	4,924
Lease liabilities – Long term	1,889	2,969
Repayable BPI loan advances – Long term	136	1,258
PGE Loans*	—	1,547
EIB loan – Long term	47,717	40,204
Royalty Financing - Long term	41,269	—
Total non-current financial liabilities	91,010	45,978
Total financial liabilities	95,320	50,902
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan, the HCR royalty financing and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.
Disclosure of Reconciliation of Changes in Lease Liabilities
The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Lease Liabilities	Repayable BPI Loan Advances		PGE Loans		EIB Loan	Royalty Financing		Total
		Bpifrance advance	Curadigm Bpi advance	HSBC “PGE” (1)	Bpifrance “PGE” (1)
As of December 31, 2023	5,081	2,066	397	3,155	3,457	36,409	—		50,565
Principal received / New contracts	—	—	—	—	—	—	—		—
Decrease in loans and conditional advances	—	(500)	(75)	(1,250)	(1,250)	—	—		(3,075)
Interest paid	(170)	—	—	(48)	(66)	(697)	—		(811)
Payment of lease liabilities	(1,080)	—	—	—	—	—	—		(1,080)
Cash flows from (used in) financing activities	(1,250)	(500)	(75)	(1,298)	(1,316)	(697)	—		(5,136)
Indexation effect on current lease commitment	245	—	—	—	—	—	—		245
Impact of discounting and catch-up	(16)	12	20	(13)	(4)	(2,832)	—		(2,833)
Cumulative fixed interest expense accrual	—	28	—	48	62	1,670	—		1,808
Cumulative variable interest expense accrual	169	—	—	—	—	6,085	—		6,254
Non-cash from (used in) financing activities	398	40	20	35	58	4,923	—		5,474
As of December 31, 2024	4,230	1,606	342	1,891	2,198	40,635	—		50,902
Principal received / New contracts	82	—	—	—	—	—	40,167	[16]	40,249
Decrease in loans and conditional advances	—	(921)	(125)	(1,254)	(1,255)	—	—		(3,554)
Interest paid	(130)	—	—	(26)	(36)	(1,328)	—		(1,520)
Payment of lease liabilities	(1,195)	—	—	—	—	—	—		(1,195)
Cash flows from financing activities	(1,243)	(921)	(125)	(1,280)	(1,291)	(1,328)	40,167		33,981
Indexation effect on current lease commitment	—	—	—	—	—	—	—		—
Impact of discounting and catch-up	(19)	5	15	(7)	(2)	480	—		472
Cumulative fixed interest expense accrual	—	17	—	26	36	1,497	1,515		3,091
Cumulative variable interest expense accrual	130	—	—	—	—	7,158	—		7,288
Foreign exchange gain (loss)	—	—	—	—	—	—	(413)		(413)
Non-cash from financing activities	111	22	15	19	34	9,135	1,101		10,437
As of December 31, 2025	3,099	707	232	630	941	48,442	41,269		95,320
Of which current	1,210	707	97	630	941	725	—		4,309
Of which Non-Current	1,889	—	135	—	—	47,717	41,269		91,010
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

Disclosure of Commercialization Date Sensitivity Analysis	Commercialization date sensitivity analysis
With constant average discount rate and cumulative net sales:

(in thousands of euros)	As of December 31, 2025
Commercialization date sensitivity	Total debt at amortized cost	P&L impact	Total impact
Base date	48,442	—	—
1 year after *	41,984	6,457	6,457
(*) one year postponement versus first year of commercialization
Commercialization date sensitivity analysis
With the same average discount rate and cumulated net sales:

(in thousands of euros)	As of December 31, 2025
Commercialization date sensitivity	Total debt at fair value	Fair Value impact	Total impact
Base date	52,730	—	—
1 year after *	48,651	4,078	4,078
(*) one year postponing versus first year of commercialization

Disclosure of Cumulated Net Sales Sensitivity Analysis	Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date:

(in thousands of euros)	As of December 31, 2025
Cumulated net sales sensitivity	Total debt at amortized cost	P&L impact	Total impact
Net sales -10%	47,514	927	927
Base cumulated net sales	48,442	—	—
Net sales +10%	49,369	(927)	(927)
Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date:

(in thousands of euros)	As of December 31, 2025
Cumulated net sales sensitivity	Total debt at fair value	Fair Value impact	Total impact
Net sales -10%	52,097	633	633
Base cumulated net sales	52,730	—	—
Net sales +10%	53,363	(633)	(633)

Disclosure of Advances Loans and Lease Liabilities
The due dates for repayment of the financial liabilities at their nominal value and including fixed rate interests and future variable interest payments have been estimated based on the milestone and royalties forecasts at the reporting date and are presented as follows:

	As of December 31, 2025
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	716	—	—	—	716
Curadigm interest-free Bpifrance advance	100	150	—	—	250
HSBC “PGE” (1)	631	—	—	—	631
Bpifrance “PGE” (1)	948	—	—	—	948
EIB fixed rate loan	824	19,099	46,421	43,149	109,492
HCR Royalty Financing	—	105,949	21,754	101,106	228,809
Lease liabilities	1,289	1,299	656	—	3,243
Total	4,508	145,037	72,637	161,949	344,089
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026).

	As of December 31, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	800	837	—	—	1,637
Interest-free Bpifrance loan	—	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	75	—	375
HSBC “PGE” (1)	1,272	631	—	—	1,903
Bpifrance “PGE” (1)	1,289	948	—	—	2,237
EIB fixed rate loan	467	19,942	40,784	39,196	100,389
Lease liabilities	1,282	2,131	866	216	4,495
Total	5,210	24,689	41,725	39,412	111,036
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026)